Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($) $ in Thousands			1 Months Ended
	Apr. 01, 2022	Feb. 01, 2022	Aug. 31, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021	May 31, 2020
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 2,500	$ 5,265
Convertible Debt					$ 0	1,200
Warrant [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					13,412,154
Public Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					11,500,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,912,154
Calidi Agreement [Member]
Related Party Transaction [Line Items]
Noninterest Expense Investment Advisory Fees			$ 500
Note bears interest percentage			24.00%
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Description				As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.
Operating Lease, Lease Income, Lease Payments				$ 200
AJC Capital [Member] | Maximum [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Guaranty of lease amount				$ 900
Director A [Member]
Related Party Transaction [Line Items]
Accrued monthly advisory fee	$ 9,166
Proceeds from Issuance or Sale of Equity	10,000
Director A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Accrued advisory fee	$ 100
Director D [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold		$ 500
Accrued Employee Benefits, Current		$ 300
Term Loan [Member] | AJC Capital [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								900,000,000
Notes payable remained					$ 300
Notes Payable					1,800
Short-Term Debt					$ 300
Term Loan [Member] | Director A [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							$ 500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,000,000,000
Term Loan [Member] | AJC Capital Director A,E And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						$ 3,000